Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Additions	$ 121,656	$ 275,107
Disposals, property, plant and equipment	6,300	600
Net gains (losses) on disposals of property, plant and equipment	1,506	(1,431)
Additions to right-of-use assets	16,528	1,101
Cost
Statement Line Items [Line Items]
Additions	$ 121,656	275,107
Goldfield Project | Cost
Statement Line Items [Line Items]
Additions		$ 208,200